UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03940
BNY Mellon Strategic Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
11/30/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Stock Fund
BNY Mellon International Stock Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class A – DGLAX
This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.23%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class A shares returned 2.83%.
  In comparison, the MSCI World Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  Global equities rose over the period, with lower interest rates and resilient corporate earnings fueling gains. The Japanese market led gains, followed by U.S. and European equities.
  The Fund’s performance relative to the Index benefited from lack of exposure to energy and real estate, and to a lesser degree from a slightly underweight exposure to consumer staples.
  The primary detractors from relative returns included security selection in industrials, health care and information technology. An overweight position in health care was an additional negative.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	-3.10%	5.63%	9.30%
without Sales Charge	2.83%	6.89%	9.95%
MSCI World Index	16.99%	12.90%	11.88%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$741	47	$6,952,831	10.03%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
64.4%
Hong Kong
4.6%
Taiwan
4.4%
Netherlands
4.3%
France
4.0%
Japan
3.4%
Switzerland
3.0%
Spain
2.2%
United Kingdom
2.1%
Canada
2.1%
Ireland
1.9%
Denmark
1.6%
Australia
1.0%
Net Other Assets and Liabilities
1.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6159AR1125

BNY Mellon Global Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class C – DGLCX
This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.09%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class C shares returned 1.94%.
  In comparison, the MSCI World Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  Global equities rose over the period, with lower interest rates and resilient corporate earnings fueling gains. The Japanese market led gains, followed by U.S. and European equities.
  The Fund’s performance relative to the Index benefited from lack of exposure to energy and real estate, and to a lesser degree from a slightly underweight exposure to consumer staples.
  The primary detractors from relative returns included security selection in industrials, health care and information technology. An overweight position in health care was an additional negative.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	1.04%	*	6.01%	9.09%
without Deferred Sales Charge	1.94%		6.01%	9.09%
MSCI World Index	16.99%		12.90%	11.88%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$741	47	$6,952,831	10.03%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6160AR1125

BNY Mellon Global Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class I – DGLRX
This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.92%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class I shares returned 3.15%.
  In comparison, the MSCI World Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  Global equities rose over the period, with lower interest rates and resilient corporate earnings fueling gains. The Japanese market led gains, followed by U.S. and European equities.
  The Fund’s performance relative to the Index benefited from lack of exposure to energy and real estate, and to a lesser degree from a slightly underweight exposure to consumer staples.
  The primary detractors from relative returns included security selection in industrials, health care and information technology. An overweight position in health care was an additional negative.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class I	3.15%	7.22%	10.27%
MSCI World Index	16.99%	12.90%	11.88%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$741	47	$6,952,831	10.03%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6161AR1125

BNY Mellon Global Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Y – DGLYX
This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.90%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Y shares returned 3.18%.
  In comparison, the MSCI World Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  Global equities rose over the period, with lower interest rates and resilient corporate earnings fueling gains. The Japanese market led gains, followed by U.S. and European equities.
  The Fund’s performance relative to the Index benefited from lack of exposure to energy and real estate, and to a lesser degree from a slightly underweight exposure to consumer staples.
  The primary detractors from relative returns included security selection in industrials, health care and information technology. An overweight position in health care was an additional negative.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI World Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Y	3.18%	7.23%	10.31%
MSCI World Index	16.99%	12.90%	11.88%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$741	47	$6,952,831	10.03%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0012AR1125

BNY Mellon International Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class A – DISAX
This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.23%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class A shares returned 1.66%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 24.50% for the same period.
What affected the Fund’s performance?
  International equity markets posted strong gains, led primarily by the positive performance of European, UK and Japanese stock markets. Resilient corporate earnings and economic stimulus buoyed investor sentiment.
  An overweight allocation to out-of-Index emerging-markets stocks contributed positively to relative returns, as did an underweight position in Pacific ex-Japan stocks.
  Overweight exposure to and weak security selection in health care detracted significantly from relative returns, as did security selection among industrials.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	-4.20%	0.56%	6.02%
without Sales Charge	1.66%	1.75%	6.65%
MSCI EAFE® Index	24.50%	9.27%	7.72%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,531	47	$45,057,635	8.62%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

France
15.9%
Japan
13.1%
Netherlands
10.5%
Switzerland
9.0%
Germany
8.4%
United Kingdom
8.3%
Hong Kong
5.0%
Spain
4.9%
Taiwan
4.7%
Denmark
3.9%
Canada
2.9%
Australia
2.8%
Ireland
2.5%
Finland
2.4%
Sweden
2.2%
Italy
2.1%
United States
1.1%
Net Other Assets and Liabilities
0.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6155AR1125

BNY Mellon International Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class C – DISCX
This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.99%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class C shares returned 0.93%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 24.50% for the same period.
What affected the Fund’s performance?
  International equity markets posted strong gains, led primarily by the positive performance of European, UK and Japanese stock markets. Resilient corporate earnings and economic stimulus buoyed investor sentiment.
  An overweight allocation to out-of-Index emerging-markets stocks contributed positively to relative returns, as did an underweight position in Pacific ex-Japan stocks.
  Overweight exposure to and weak security selection in health care detracted significantly from relative returns, as did security selection among industrials.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-0.05%	*	1.03%	5.87%
without Deferred Sales Charge	0.93%		1.03%	5.87%
MSCI EAFE® Index	24.50%		9.27%	7.72%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,531	47	$45,057,635	8.62%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6156AR1125

BNY Mellon International Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class I – DISRX
This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.93%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class I shares returned 2.01%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 24.50% for the same period.
What affected the Fund’s performance?
  International equity markets posted strong gains, led primarily by the positive performance of European, UK and Japanese stock markets. Resilient corporate earnings and economic stimulus buoyed investor sentiment.
  An overweight allocation to out-of-Index emerging-markets stocks contributed positively to relative returns, as did an underweight position in Pacific ex-Japan stocks.
  Overweight exposure to and weak security selection in health care detracted significantly from relative returns, as did security selection among industrials.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class I	2.01%	2.10%	7.00%
MSCI EAFE® Index	24.50%	9.27%	7.72%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,531	47	$45,057,635	8.62%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6157AR1125

BNY Mellon International Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2025
Class Y – DISYX
This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$89	0.88%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2025, the Fund’s Class Y shares returned 2.04%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 24.50% for the same period.
What affected the Fund’s performance?
  International equity markets posted strong gains, led primarily by the positive performance of European, UK and Japanese stock markets. Resilient corporate earnings and economic stimulus buoyed investor sentiment.
  An overweight allocation to out-of-Index emerging-markets stocks contributed positively to relative returns, as did an underweight position in Pacific ex-Japan stocks.
  Overweight exposure to and weak security selection in health care detracted significantly from relative returns, as did security selection among industrials.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2015 through November 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE® Index on 11/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/25 )
Share Class	1YR	5YR	10YR
Class Y	2.04%	2.13%	7.04%
MSCI EAFE® Index	24.50%	9.27%	7.72%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,531	47	$45,057,635	8.62%
Portfolio Holdings (as of  11/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0059AR1125

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $100,814 in 2024 and $102,830 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $21,892 in 2024 and $20,232 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,526 in 2024 and $9,526 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $14,878 in 2024 and $15,610 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $960 in

2024 and $1,065 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,486,377 in 2024 and $1,834,935 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Stock Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2025

Class	Ticker
A	DGLAX
C	DGLCX
I	DGLRX
Y	DGLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Stock Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Description	Shares	Value ($)
Common Stocks — 98.8%
Australia — 1.0%
CSL Ltd.	62,600	7,636,085
Canada — 2.1%
Alimentation Couche-Tard, Inc.	283,500	15,485,030
Denmark — 1.6%
Novo Nordisk AS, Cl. B	242,000	11,924,535
France — 4.0%
L’Oreal SA	32,100	13,992,860
LVMH Moet Hennessy Louis Vuitton SE	21,400	15,881,217
		29,874,077
Hong Kong — 4.6%
AIA Group Ltd.	3,293,800	34,321,910
Ireland — 1.9%
Experian PLC	317,300	13,959,640
Italy — .9%
Ferrari NV	16,200	6,364,223
Japan — 3.4%
Keyence Corp.	40,028	13,612,246
Shin-Etsu Chemical Co. Ltd.	383,600	11,569,405
		25,181,651
Netherlands — 4.3%
ASML Holding NV	23,530	24,970,675
Universal Music Group NV	260,700	6,679,880
		31,650,555
Spain — 2.2%
Industria de Diseno Textil SA	296,300	16,614,263
Switzerland — 3.0%
Lonza Group AG	15,100	10,370,764
Roche Holding AG	30,900	11,824,631
		22,195,395
Taiwan — 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	111,390	32,471,299
United Kingdom — 2.1%
Compass Group PLC	498,800	15,669,031
United States — 63.3%
Adobe, Inc.(a)	57,300	18,343,449
Amazon.com, Inc.(a)	105,530	24,611,707
Amphenol Corp., Cl. A	191,650	27,003,485
Automatic Data Processing, Inc.	55,200	14,092,560
Booking Holdings, Inc.	3,460	17,004,828
Cognizant Technology Solutions Corp., Cl. A	107,408	8,346,676
Copart, Inc.(a)	251,500	9,803,470
Costco Wholesale Corp.	12,130	11,081,847
Edwards Lifesciences Corp.(a)	253,000	21,927,510
Fastenal Co.	383,700	15,501,480
Ferguson Enterprises, Inc.	68,000	17,113,560
Fortinet, Inc.(a)	181,700	14,741,321
IDEXX Laboratories, Inc.(a)	15,740	11,850,331
Intuitive Surgical, Inc.(a)	28,200	16,172,136
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
United States — 63.3% (continued)
Linde PLC	43,500	17,848,920
Mastercard, Inc., Cl. A	48,900	26,920,917
Mettler-Toledo International, Inc.(a)	13,810	20,393,503
Microsoft Corp.	64,700	31,833,047
Moody’s Corp.	32,280	15,842,378
NIKE, Inc., Cl. B	161,500	10,437,745
Old Dominion Freight Line, Inc.	75,780	10,252,276
O’Reilly Automotive, Inc.(a)	161,400	16,414,380
Paychex, Inc.	53,400	5,964,246
ResMed, Inc.	76,500	19,570,995
Stryker Corp.	42,000	15,589,560
Texas Instruments, Inc.	72,700	12,233,229
The TJX Companies, Inc.	106,100	16,118,712
Visa, Inc., Cl. A(b)	33,600	11,237,184
West Pharmaceutical Services, Inc.	39,800	11,034,550
		469,286,002
Total Common Stocks (cost $319,513,809)		732,633,696

	1-Day Yield (%)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $8,207,903)	4.15	8,207,903	8,207,903
Total Investments (cost $327,721,712)		99.9%	740,841,599
Cash and Receivables (Net)		.1%	505,451
Net Assets		100.0%	741,347,050

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At November 30, 2025, the value of the fund’s securities on loan was $3,932,680 and the value of the collateral was
$4,004,620, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2024	Purchases ($)†	Sales ($)	Value ($) 11/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	9,360,003	186,428,401	(187,580,501)	8,207,903	440,686

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $3,932,680)—Note 1(c):
Unaffiliated issuers	319,513,809	732,633,696
Affiliated issuers	8,207,903	8,207,903
Cash denominated in foreign currency	63,445	63,425
Tax reclaim receivable—Note 1(b)		997,345
Dividends and securities lending income receivable		322,902
Receivable for shares of Common Stock subscribed		13,085
Prepaid expenses		44,465
		742,282,821
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		546,353
Payable for shares of Common Stock redeemed		264,676
Directors’ fees and expenses payable		12,000
Other accrued expenses		112,742
		935,771
Net Assets ($)		741,347,050
Composition of Net Assets ($):
Paid-in capital		155,457,774
Total distributable earnings (loss)		585,889,276
Net Assets ($)		741,347,050

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	27,882,826	904,394	495,612,372	216,947,458
Shares Outstanding	1,309,631	47,526	22,623,038	9,933,334
Net Asset Value Per Share ($)	21.29	19.03	21.91	21.84
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Year Ended November 30, 2025

Investment Income ($):
Income:
Cash dividends (net of $597,124 foreign taxes withheld at source):
Unaffiliated issuers	9,463,911
Affiliated issuers	440,686
Affiliated income net of rebates from securities lending—Note 1(c)	13,400
Interest	4,578
Total Income	9,922,575
Expenses:
Management fee—Note 3(a)	6,952,831
Shareholder servicing costs—Note 3(c)	183,499
Professional fees	116,632
Directors’ fees and expenses—Note 3(d)	84,665
Registration fees	72,064
Prospectus and shareholders’ reports	26,465
Chief Compliance Officer fees—Note 3(c)	24,725
Custodian fees—Note 3(c)	24,547
Interest expense—Note 2	18,845
Loan commitment fees—Note 2	18,632
Shareholder and regulatory reports service fees—Note 3(c)	15,500
Distribution Plan fees—Note 3(b)	9,107
Miscellaneous	31,525
Total Expenses	7,579,037
Less—reduction in fees due to earnings credits—Note 3(c)	(898)
Net Expenses	7,578,139
Net Investment Income	2,344,436
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	195,636,666
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(182,759,761)
Net Realized and Unrealized Gain (Loss) on Investments	12,876,905
Net Increase in Net Assets Resulting from Operations	15,221,341
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2025	2024
Operations ($):
Net investment income	2,344,436	3,966,678
Net realized gain (loss) on investments	195,636,666	103,746,369
Net change in unrealized appreciation (depreciation) on investments	(182,759,761)	65,686,919
Net Increase (Decrease) in Net Assets Resulting from Operations	15,221,341	173,399,966
Distributions ($):
Distributions to shareholders:
Class A	(3,295,229)	(5,373,356)
Class C	(225,234)	(373,516)
Class I	(57,784,531)	(84,361,925)
Class Y	(35,280,229)	(56,920,723)
Total Distributions	(96,585,223)	(147,029,520)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,647,909	2,082,750
Class C	39,565	526,366
Class I	22,185,105	89,232,553
Class Y	8,426,101	19,686,554
Distributions reinvested:
Class A	3,020,137	4,955,938
Class C	223,270	370,041
Class I	55,848,448	80,929,189
Class Y	28,476,347	44,102,042
Cost of shares redeemed:
Class A	(8,987,216)	(8,554,875)
Class C	(1,466,224)	(780,266)
Class I	(112,959,668)	(146,815,971)
Class Y	(140,889,776)	(78,073,096)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(143,436,002)	7,661,225
Total Increase (Decrease) in Net Assets	(224,799,884)	34,031,671
Net Assets ($):
Beginning of Period	966,146,934	932,115,263
End of Period	741,347,050	966,146,934
7

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended November 30,
	2025	2024
Capital Share Transactions (Shares):
Class A
Shares sold	128,134	96,837
Shares issued for distributions reinvested	145,921	248,101
Shares redeemed	(434,699)	(395,696)
Net Increase (Decrease) in Shares Outstanding	(160,644)	(50,758)
Class C
Shares sold	2,155	27,749
Shares issued for distributions reinvested	11,849	20,181
Shares redeemed	(78,357)	(39,965)
Net Increase (Decrease) in Shares Outstanding	(64,353)	7,965
Class I(a)
Shares sold	1,041,398	4,133,467
Shares issued for distributions reinvested	2,631,742	3,958,220
Shares redeemed	(5,371,215)	(6,584,493)
Net Increase (Decrease) in Shares Outstanding	(1,698,075)	1,507,194
Class Y(a)
Shares sold	402,726	901,498
Shares issued for distributions reinvested	1,345,031	2,163,380
Shares redeemed	(6,875,251)	(3,521,537)
Net Increase (Decrease) in Shares Outstanding	(5,127,494)	(456,659)

(a)
During the period ended November 30, 2025, 131,109 Class Y shares representing $2,821,744 were exchanged for 130,702 Class I shares and during the period ended November 30, 2024, 242,177 Class Y shares representing $5,395,522 were exchanged for 241,477 Class I shares.

See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.03	22.86	22.86	28.41	25.74
Investment Operations:
Net investment income (loss)(a)	(.00 )(b)	.02	.01	.02	.01
Net realized and unrealized gain (loss) on investments	.54	3.76	2.24	(3.04)	4.09
Total from Investment Operations	.54	3.78	2.25	(3.02)	4.10
Distributions:
Dividends from net investment income	(.02 )	(.02 )	(.03 )	(.00 )(b)	(.08 )
Dividends from net realized gain on investments	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)
Total Distributions	(2.28)	(3.61)	(2.25)	(2.53)	(1.43)
Net asset value, end of period	21.29	23.03	22.86	22.86	28.41
Total Return (%)(c)	2.83	18.98	10.82	(11.84)	16.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23	1.22	1.22	1.22	1.20
Ratio of net expenses to average net assets	1.23 (d)	1.22 (d)	1.22 (d)	1.22 (d)	1.20
Ratio of net investment income (loss) to average net assets	(.01 )(d)	.11 (d)	.07 (d)	.09 (d)	.03
Portfolio Turnover Rate	10.03	10.58	10.12	1.10	9.79
Net Assets, end of period ($ x 1,000)	27,883	33,862	34,765	34,704	45,402

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.97	21.24	21.53	27.11	24.73
Investment Operations:
Net investment (loss)(a)	(.16 )	(.14 )	(.16 )	(.15 )	(.19 )
Net realized and unrealized gain (loss) on investments	.48	3.46	2.09	(2.90)	3.92
Total from Investment Operations	.32	3.32	1.93	(3.05)	3.73
Distributions:
Dividends from net realized gain on investments	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)
Net asset value, end of period	19.03	20.97	21.24	21.53	27.11
Total Return (%)(b)	1.94	18.01	9.94	(12.59)	15.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.09	2.01	2.06	2.01	1.97
Ratio of net expenses to average net assets	2.09 (c)	2.01 (c)	2.06 (c)	2.01 (c)	1.97
Ratio of net investment (loss) to average net assets	(.88 )(c)	(.69 )(c)	(.77 )(c)	(.69 )(c)	(.77 )
Portfolio Turnover Rate	10.03	10.58	10.12	1.10	9.79
Net Assets, end of period ($ x 1,000)	904	2,347	2,208	2,281	4,401

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Year Ended November 30,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.64	23.37	23.34	28.95	26.19
Investment Operations:
Net investment income(a)	.06	.09	.09	.10	.09
Net realized and unrealized gain (loss) on investments	.57	3.87	2.27	(3.10)	4.16
Total from Investment Operations	.63	3.96	2.36	(3.00)	4.25
Distributions:
Dividends from net investment income	(.10 )	(.10 )	(.11 )	(.08 )	(.14 )
Dividends from net realized gain on investments	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)
Total Distributions	(2.36)	(3.69)	(2.33)	(2.61)	(1.49)
Net asset value, end of period	21.91	23.64	23.37	23.34	28.95
Total Return (%)	3.15	19.35	11.19	(11.59)	17.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.91	.91	.89	.93
Ratio of net expenses to average net assets	.92 (b)	.91 (b)	.91 (b)	.89 (b)	.93
Ratio of net investment income to average net assets	.29 (b)	.41 (b)	.39 (b)	.42 (b)	.31
Portfolio Turnover Rate	10.03	10.58	10.12	1.10	9.79
Net Assets, end of period ($ x 1,000)	495,612	574,912	533,266	616,996	862,835

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.57	23.32	23.29	28.91	26.16
Investment Operations:
Net investment income(a)	.07	.09	.09	.10	.08
Net realized and unrealized gain (loss) on investments	.56	3.85	2.27	(3.10)	4.17
Total from Investment Operations	.63	3.94	2.36	(3.00)	4.25
Distributions:
Dividends from net investment income	(.10 )	(.10 )	(.11 )	(.09 )	(.15 )
Dividends from net realized gain on investments	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)
Total Distributions	(2.36)	(3.69)	(2.33)	(2.62)	(1.50)
Net asset value, end of period	21.84	23.57	23.32	23.29	28.91
Total Return (%)	3.18	19.38	11.17	(11.58)	17.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.89	.90	.89	.89
Ratio of net expenses to average net assets	.90 (b)	.89 (b)	.90 (b)	.89 (b)	.89
Ratio of net investment income to average net assets	.31 (b)	.43 (b)	.40 (b)	.43 (b)	.29
Portfolio Turnover Rate	10.03	10.58	10.12	1.10	9.79
Net Assets, end of period ($ x 1,000)	216,947	355,026	361,877	405,812	562,727

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
13

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	517,242,331	215,391,365††	—	732,633,696
Investment Companies	8,207,903	—	—	8,207,903
	525,450,234	215,391,365	—	740,841,599

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
14

NOTES TO FINANCIAL STATEMENTS (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of November 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2025, BNY earned $1,830 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,932,680
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,932,680)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events
15

NOTES TO FINANCIAL STATEMENTS (continued)
in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,264,262, undistributed capital gains $170,825,804 and unrealized appreciation $412,799,210.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows: ordinary income $5,512,400 and $4,363,814, and long-term capital gains $91,072,823 and $142,665,706, respectively.
During the period ended November 30, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $25,068,554 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit
16

NOTES TO FINANCIAL STATEMENTS (continued)
Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended November 30, 2025, the fund was charged $18,845 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended November 30, 2025 was approximately $357,534 with a related weighted average annualized interest rate of 5.27%. As of November 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.
During the period ended November 30, 2025, the Distributor retained $771 from commissions earned on sales of the fund’s Class A shares and $6 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2025, Class C shares were charged $9,107 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2025, Class A and Class C shares were charged $73,060 and $3,036, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2025, the fund was charged $9,611 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $898.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2025, the fund was charged $24,547 pursuant to the custody agreement.
During the period ended November 30, 2025, the fund was charged $24,725 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
17

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended November 30, 2025, the Custodian was compensated $15,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $517,583, Distribution Plan fees of $568, Shareholder Services Plan fees of $5,904, Custodian fees of $8,060, Chief Compliance Officer fees of $3,235, Transfer Agent fees of $2,670 and Shareholder and regulatory reports service fees of $8,333.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2025, amounted to $81,770,095 and $318,346,188, respectively.
At November 30, 2025, the cost of investments for federal income tax purposes was $328,134,086; accordingly, accumulated net unrealized appreciation on investments was $412,707,513, consisting of $421,314,710 gross unrealized appreciation and $8,607,197 gross unrealized depreciation.
NOTE 5—
Subsequent Event:
In-Kind Redemptions: Effective January 14, 2026 (the “Redemption Date”), the fund will transfer approximately 20.59% of the fund net assets in securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions will be treated as sales of securities and the resulting gains and losses will be recognized based on the market value of the securities on the Redemption Date. For tax purposes, this will be a tax-free event, and no gains or losses will be recognized to the fund.
18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Global Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Stock Fund (the “Fund”) (one of the funds constituting BNY Mellon Strategic Funds, Inc. (the “Company”)), including the schedule of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Strategic Funds, Inc.) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 22, 2026
19

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended November 30, 2025 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $5,512,400 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns. The fund also hereby reports $1.7411 per share as a long-term capital gain distribution and $.0216 per share as a short-term capital gain distribution paid on December 12, 2024 and $.4763 per share as a long-term capital gain distribution and $.0164 per share as a short-term capital gain distribution paid on March 27, 2025.
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect seven Board Members to the Board of Directors of the Fund:
Francine J. Bovich	151,949,968	474,965
Andrew J. Donohue	151,968,978	455,955
Joan L. Gulley	151,897,975	526,958
Alan H. Howard	151,936,553	488,380
Bradley J. Skapyak	151,975,244	449,689
Roslyn M. Watson	151,945,872	479,061
Benaree Pratt Wiley	151,893,486	531,447
22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $109,390.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on October 28-29, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Walter Scott & Partners Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global large-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global large-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional global large-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions and that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and the Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown. The Board also noted
24

that Morningstar had rated the fund a Morningstar Silver Medalist, the Morningstar Medalist Rating for a fund that Morningstar analysts expect to produce positive alpha relative to its Morningstar Category index over the long term, meaning a period of at least five years.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
25

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the experience of the fund’s portfolio managers and the investment strategy employed for the fund and the fund’s relative long-term performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
26

© 2026 BNY Mellon Securities Corporation
Code-6159NCSRAR1125

BNY Mellon International Stock Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2025

Class	Ticker
A	DISAX
C	DISCX
I	DISRX
Y	DISYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Stock Fund
SCHEDULE OF INVESTMENTS
November 30, 2025

Description	Shares	Value ($)
Common Stocks — 98.6%
Australia — 2.8%
Cochlear Ltd.	303,600	55,535,274
CSL Ltd.	572,700	69,859,199
		125,394,473
Canada — 2.9%
Alimentation Couche-Tard, Inc.	2,383,000	130,161,644
Denmark — 3.9%
Coloplast AS, Cl. B	983,200	88,751,881
Novo Nordisk AS, Cl. B	1,829,300	90,138,644
		178,890,525
Finland — 2.4%
Kone OYJ, Cl. B	1,625,000	110,469,058
France — 15.9%
Air Liquide SA	538,300	103,116,962
Dassault Systemes SE	3,102,000	86,854,047
Hermes International SCA	42,000	102,350,955
L’Oreal SA	273,400	119,179,058
LVMH Moet Hennessy Louis Vuitton SE	203,500	151,019,986
Schneider Electric SE	213,000	57,302,174
TotalEnergies SE	1,557,000	102,321,386
		722,144,568
Germany — 8.4%
adidas AG	299,750	55,917,103
Infineon Technologies AG	2,656,000	111,982,516
Merck KGaA	684,600	92,085,279
SAP SE	491,700	119,003,867
		378,988,765
Hong Kong — 5.0%
AIA Group Ltd.	17,347,200	180,760,531
Jardine Matheson Holdings Ltd.	669,200	44,000,094
		224,760,625
Ireland — 2.5%
Experian PLC	2,540,000	111,747,514
Italy — 2.1%
Ferrari NV	246,300	96,759,755
Japan — 13.1%
Capcom Co. Ltd.	883,300	21,613,045
Daikin Industries Ltd.	717,200	93,055,102
Hoya Corp.	687,200	103,111,455
Keyence Corp.	316,680	107,692,767
Nomura Research Institute Ltd.	1,793,300	72,089,070
Shin-Etsu Chemical Co. Ltd.	2,947,700	88,902,858
Sysmex Corp.	1,489,500	14,271,164
Terumo Corp.	6,029,800	94,706,708
		595,442,169
Netherlands — 10.5%
ASM International NV	202,700	112,501,707
ASML Holding NV	176,120	186,903,329

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Netherlands — 10.5% (continued)
Universal Music Group NV	3,823,000	97,956,192
Wolters Kluwer NV	721,000	76,652,313
		474,013,541
Spain — 4.9%
Amadeus IT Group SA	1,285,600	94,718,966
Industria de Diseno Textil SA	2,246,000	125,938,690
		220,657,656
Sweden — 2.2%
Atlas Copco AB, Cl. B	6,517,000	99,799,279
Switzerland — 9.0%
ABB Ltd.	639,500	46,074,337
Alcon AG	401,656	31,998,281
Lonza Group AG	155,200	106,592,224
Roche Holding AG	274,900	105,197,124
SGS SA	1,040,000	119,363,319
		409,225,285
Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	727,100	211,956,921
United Kingdom — 8.3%
Compass Group PLC	3,342,000	104,983,766
Halma PLC	1,460,000	68,945,594
National Grid PLC	6,675,700	101,220,816
The Sage Group PLC	7,201,300	102,451,131
		377,601,307
Total Common Stocks (cost $2,786,937,068)		4,468,013,085

	1-Day Yield (%)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $50,768,255)	4.15	50,768,255	50,768,255
Total Investments (cost $2,837,705,323)		99.7%	4,518,781,340
Cash and Receivables (Net)		.3%	12,121,584
Net Assets		100.0%	4,530,902,924

ADR—American Depositary Receipt

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2024	Purchases ($)†	Sales ($)	Value ($) 11/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	66,942,757	1,205,320,427	(1,221,494,929)	50,768,255	2,752,979

Affiliated Issuers (continued)
Description	Value ($) 11/30/2024	Purchases ($)†	Sales ($)	Value ($) 11/30/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	70,789	119,096,329	(119,167,118)	-	28,358††
Total - 1.1%	67,013,546	1,324,416,756	(1,340,662,047)	50,768,255	2,781,337

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	2,786,937,068	4,468,013,085
Affiliated issuers	50,768,255	50,768,255
Cash denominated in foreign currency	4,965,749	4,980,709
Tax reclaim receivable—Note 1(b)		18,497,760
Receivable for investment securities sold		5,626,425
Dividends and securities lending income receivable		4,953,206
Receivable for shares of Common Stock subscribed		506,030
Prepaid expenses		80,620
		4,553,426,090
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		3,329,680
Payable for investment securities purchased		17,063,225
Payable for shares of Common Stock redeemed		1,674,259
Directors’ fees and expenses payable		83,333
Interest payable—Note 2		13,014
Other accrued expenses		359,655
		22,523,166
Net Assets ($)		4,530,902,924
Composition of Net Assets ($):
Paid-in capital		2,416,412,259
Total distributable earnings (loss)		2,114,490,665
Net Assets ($)		4,530,902,924

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	49,438,103	4,715,346	2,568,650,145	1,908,099,330
Shares Outstanding	2,096,460	207,382	108,015,450	81,292,259
Net Asset Value Per Share ($)	23.58	22.74	23.78	23.47
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2025

Investment Income ($):
Income:
Cash dividends (net of $11,989,509 foreign taxes withheld at source):
Unaffiliated issuers	95,034,147
Affiliated issuers	2,752,979
Interest	51,129
Affiliated income net of rebates from securities lending—Note 1(c)	28,358
Total Income	97,866,613
Expenses:
Management fee—Note 3(a)	45,057,635
Shareholder servicing costs—Note 3(c)	1,644,208
Directors’ fees and expenses—Note 3(d)	547,157
Custodian fees—Note 3(c)	344,497
Prospectus and shareholders’ reports	278,681
Loan commitment fees—Note 2	129,281
Professional fees	121,683
Registration fees	106,605
Interest expense—Note 2	48,187
Distribution Plan fees—Note 3(b)	43,904
Chief Compliance Officer fees—Note 3(c)	24,861
Shareholder and regulatory reports service fees—Note 3(c)	15,500
Miscellaneous	194,055
Total Expenses	48,556,254
Less—reduction in fees due to earnings credits—Note 3(c)	(2,449)
Net Expenses	48,553,805
Net Investment Income	49,312,808
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	476,700,547
Net realized gain (loss) on forward foreign currency exchange contracts	97
Net Realized Gain (Loss)	476,700,644
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(430,213,040)
Net Realized and Unrealized Gain (Loss) on Investments	46,487,604
Net Increase in Net Assets Resulting from Operations	95,800,412
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2025	2024
Operations ($):
Net investment income	49,312,808	50,767,610
Net realized gain (loss) on investments	476,700,644	172,918,007
Net change in unrealized appreciation (depreciation) on investments	(430,213,040)	190,081,019
Net Increase (Decrease) in Net Assets Resulting from Operations	95,800,412	413,766,636
Distributions ($):
Distributions to shareholders:
Class A	(1,944,382)	(1,005,350)
Class C	(208,386)	(112,896)
Class I	(125,502,190)	(73,419,561)
Class Y	(96,038,475)	(51,262,675)
Total Distributions	(223,693,433)	(125,800,482)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	11,048,119	21,289,173
Class C	526,843	690,944
Class I	448,215,284	607,830,415
Class Y	248,261,788	610,658,579
Distributions reinvested:
Class A	1,637,357	933,628
Class C	208,386	112,896
Class I	120,241,143	70,165,760
Class Y	53,398,371	27,182,246
Cost of shares redeemed:
Class A	(18,767,172)	(21,709,085)
Class C	(2,823,568)	(2,524,143)
Class I	(1,295,968,451)	(828,967,724)
Class Y	(847,059,336)	(517,629,852)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,281,081,236)	(31,967,163)
Total Increase (Decrease) in Net Assets	(1,408,974,257)	255,998,991
Net Assets ($):
Beginning of Period	5,939,877,181	5,683,878,190
End of Period	4,530,902,924	5,939,877,181

	Year Ended November 30,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	472,887	867,695
Shares issued for distributions reinvested	70,312	40,663
Shares redeemed	(801,303)	(887,483)
Net Increase (Decrease) in Shares Outstanding	(258,104)	20,875
Class C(a)
Shares sold	23,254	29,088
Shares issued for distributions reinvested	9,217	5,049
Shares redeemed	(124,517)	(106,811)
Net Increase (Decrease) in Shares Outstanding	(92,046)	(72,674)
Class I(b)
Shares sold	19,130,753	24,684,909
Shares issued for distributions reinvested	5,133,297	3,040,111
Shares redeemed	(55,173,117)	(33,814,989)
Net Increase (Decrease) in Shares Outstanding	(30,909,067)	(6,089,969)
Class Y(b)
Shares sold	10,625,530	25,078,931
Shares issued for distributions reinvested	2,309,970	1,193,250
Shares redeemed	(36,603,280)	(21,247,779)
Net Increase (Decrease) in Shares Outstanding	(23,667,780)	5,024,402

(a)	During the period ended November 30, 2025, 25 Class C shares representing $579 were automatically converted to 25 Class A shares.
(b)
During the period ended November 30, 2025, 911,808 Class Y shares representing $21,220,310 were exchanged for 899,842 Class I shares. During the period ended November 30, 2024, 75,417 Class I shares representing $1,930,025 were exchanged for 75,986 Class A shares, 135,987 Class Y shares representing
$3,299,105 were exchanged for 135,250 Class A shares, and 499,000 Class I shares representing $12,634,596 were exchanged for 505,372 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	24.03	22.88	21.31	25.66	24.09
Investment Operations:
Net investment income(a)	.14	.12	.14	.10	.05
Net realized and unrealized gain (loss) on investments	.25	1.46	1.88	(4.31)	2.21
Total from Investment Operations	.39	1.58	2.02	(4.21)	2.26
Distributions:
Dividends from net investment income	(.13 )	(.12 )	(.12 )	(.05 )	(.08 )
Dividends from net realized gain on investments	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )
Total Distributions	(.84 )	(.43 )	(.45 )	(.14 )	(.69 )
Net asset value, end of period	23.58	24.03	22.88	21.31	25.66
Total Return (%)(b)	1.66	7.00	9.59	(16.50)	9.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23	1.24	1.23	1.29	1.27
Ratio of net expenses to average net assets	1.23 (c)	1.24 (c)	1.23 (c)	1.29 (c)	1.27
Ratio of net investment income to average net assets	.61 (c)	.50 (c)	.62 (c)	.45 (c)	.20
Portfolio Turnover Rate	8.62	12.30	7.37	6.98	8.72
Net Assets, end of period ($ x 1,000)	49,438	56,575	53,400	55,110	74,707

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended November 30,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.24	22.19	20.71	25.07	23.63
Investment Operations:
Net investment (loss)(a)	(.03 )	(.05 )	(.04 )	(.05 )	(.12 )
Net realized and unrealized gain (loss) on investments	.24	1.41	1.85	(4.22)	2.17
Total from Investment Operations	.21	1.36	1.81	(4.27)	2.05
Distributions:
Dividends from net realized gain on investments	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )
Net asset value, end of period	22.74	23.24	22.19	20.71	25.07
Total Return (%)(b)	.93	6.17	8.83	(17.10)	8.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99	1.97	1.98	1.98	1.97
Ratio of net expenses to average net assets	1.99 (c)	1.97 (c)	1.98 (c)	1.98 (c)	1.97
Ratio of net investment (loss) to average net assets	(.15 )(c)	(.21 )(c)	(.18 )(c)	(.24 )(c)	(.47 )
Portfolio Turnover Rate	8.62	12.30	7.37	6.98	8.72
Net Assets, end of period ($ x 1,000)	4,715	6,959	8,255	5,903	11,190

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	24.22	23.07	21.50	25.88	24.27
Investment Operations:
Net investment income(a)	.22	.20	.20	.18	.14
Net realized and unrealized gain (loss) on investments	.25	1.46	1.90	(4.33)	2.23
Total from Investment Operations	.47	1.66	2.10	(4.15)	2.37
Distributions:
Dividends from net investment income	(.20 )	(.20 )	(.20 )	(.14 )	(.15 )
Dividends from net realized gain on investments	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )
Total Distributions	(.91 )	(.51 )	(.53 )	(.23 )	(.76 )
Net asset value, end of period	23.78	24.22	23.07	21.50	25.88
Total Return (%)	2.01	7.29	9.95	(16.20)	10.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.93	.93	.92	.91
Ratio of net expenses to average net assets	.93 (b)	.93 (b)	.93 (b)	.92 (b)	.91
Ratio of net investment income to average net assets	.92 (b)	.82 (b)	.90 (b)	.81 (b)	.56
Portfolio Turnover Rate	8.62	12.30	7.37	6.98	8.72
Net Assets, end of period ($ x 1,000)	2,568,650	3,365,411	3,345,179	2,925,622	3,847,708

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended November 30,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.92	22.79	21.24	25.57	23.99
Investment Operations:
Net investment income(a)	.22	.21	.21	.19	.15
Net realized and unrealized gain (loss) on investments	.25	1.44	1.88	(4.28)	2.19
Total from Investment Operations	.47	1.65	2.09	(4.09)	2.34
Distributions:
Dividends from net investment income	(.21 )	(.21 )	(.21 )	(.15 )	(.15 )
Dividends from net realized gain on investments	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )
Total Distributions	(.92 )	(.52 )	(.54 )	(.24 )	(.76 )
Net asset value, end of period	23.47	23.92	22.79	21.24	25.57
Total Return (%)	2.04	7.33	10.02	(16.17)	10.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.89	.89	.89	.88
Ratio of net expenses to average net assets	.88 (b)	.89 (b)	.89 (b)	.89 (b)	.88
Ratio of net investment income to average net assets	.96 (b)	.85 (b)	.95 (b)	.85 (b)	.59
Portfolio Turnover Rate	8.62	12.30	7.37	6.98	8.72
Net Assets, end of period ($ x 1,000)	1,908,099	2,510,932	2,277,044	2,325,263	3,069,335

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (250 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of November 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	342,118,565	4,125,894,520††	—	4,468,013,085
Investment Companies	50,768,255	—	—	50,768,255
	392,886,820	4,125,894,520	—	4,518,781,340

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of November 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2025, BNY earned $3,867 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (continued)
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $49,793,526, undistributed capital gains $382,279,027 and unrealized appreciation $1,682,418,112.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2025 and November 30, 2024 were as follows: ordinary income $50,160,307 and $49,579,597, and long-term capital gains $173,533,126 and $76,220,885, respectively.
During the period ended November 30, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $93,975,944 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended November 30, 2025, the fund was charged $48,187 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended November 30, 2025 was approximately $938,356 with a related weighted average annualized interest rate of 5.14%. As of November 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.
During the period ended November 30, 2025, the Distributor retained $1,501 from commissions earned on sales of the fund’s Class A shares and $107 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2025, Class C shares were charged $43,904 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2025, Class A and Class C shares were charged $131,412 and $14,635, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2025, the fund was charged $21,877 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,449.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2025, the fund was charged $344,497 pursuant to the custody agreement.
During the period ended November 30, 2025, the fund was charged $24,861 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended November 30, 2025, the Custodian was compensated $15,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $3,192,761, Distribution Plan fees of $3,083, Shareholder Services Plan fees of $11,124, Custodian fees of $105,434, Chief Compliance Officer fees of $3,320, Transfer Agent fees of $5,625 and Shareholder and regulatory reports service fees of $8,333.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended November 30, 2025, amounted to $447,424,109 and $1,882,959,005, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”)

NOTES TO FINANCIAL STATEMENTS (continued)
with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended November 30, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of November 30, 2025, there were no forward contracts outstanding.
The effect of derivative instruments in the Statement of Operations during the period ended November 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	97	97
Total	97	97

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended November 30, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Sold in USD	31,041
At November 30, 2025, the cost of investments for federal income tax purposes was $2,837,883,664; accordingly, accumulated net unrealized appreciation on investments was $1,680,897,676, consisting of $1,764,290,335 gross unrealized appreciation and $83,392,659 gross unrealized depreciation.
NOTE 5—
Subsequent Event:
In-Kind Redemptions: Effective January 14, 2026 (the “Redemption Date”), the fund will transfer approximately 1.04% of the fund net assets in securities and cash to shareholders in connection with an in-kind redemption transaction. For financial reporting purposes, these transactions will be treated as sales of securities and the resulting gains and losses will be recognized based on the market value of the securities on the Redemption Date. For tax purposes, this will be a tax-free event, and no gains or losses will be recognized to the fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon International Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon International Stock Fund (the “Fund”) (one of the funds constituting BNY Mellon Strategic Funds, Inc. (the “Company”)), including the schedule of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Strategic Funds, Inc.) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 22, 2026

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended November 30, 2025:
●the total amount of taxes paid to foreign countries was $11,989,509.
●the total amount of income sourced from foreign countries was $107,023,656.
As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2025 calendar year with Form 1099-DIV which will be mailed in early 2026. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $62,149,816 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.5943 per share as a long-term capital gain distribution paid on December 12, 2024 and $.1143 per share as a long-term capital gain distribution paid on March 27, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect seven Board Members to the Board of Directors of the Fund:
Francine J. Bovich	151,949,968	474,965
Andrew J. Donohue	151,968,978	455,955
Joan L. Gulley	151,897,975	526,958
Alan H. Howard	151,936,553	488,380
Bradley J. Skapyak	151,975,244	449,689
Roslyn M. Watson	151,945,872	479,061
Benaree Pratt Wiley	151,893,486	531,447

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $572,018.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on October 28-29, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Walter Scott & Partners Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international large-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional international large-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions and that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and the Performance Universe medians for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during the periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the experience of the fund’s portfolio managers and the investment strategy employed for the fund and the fund’s relative long-term performance.

●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6155NCSRAR1125

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)